Unaudited Pro forma Condensed Combined Balance Sheet (USD $)	Jun. 30, 2012
Fusion Historical
ASSETS
Cash and cash equivalents	$ 798,167
Accounts receivable, net of allowance for doubtful accounts	1,499,313
Inventory	0
Prepaid expenses and other current assets	529,970
Total current assets	2,827,450
Property and equipment, net	781,927
Other assets:
Security deposits	437,141
Restricted cash	302,681
Goodwill and other intangibles	0
Intangible assets, net	107,474
Other assets	32,901
Total other assets	880,197
TOTAL ASSETS	4,489,574
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	468,966
Notes payable - related parties	4,898,364
Escrow payable	775,000
Accounts payable and accrued expenses	9,164,031
Other current liabilities	96,345
Total current liabilities	15,402,706
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	327,732
Total long-term liabilities	327,732
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	50
Common stock, $0.01 par value, 300,000,000 shares authorized	1,664,322
Members' Equity	0
Capital in excess of par value	138,562,459
Accumulated deficit	(151,467,695)
Total stockholders' deficit	(11,240,864)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	4,489,574
ISG Historical Member
ASSETS
Cash and cash equivalents	5,537,647
Accounts receivable, net of allowance for doubtful accounts	1,978,594
Inventory	368,122
Prepaid expenses and other current assets	376,771
Total current assets	8,261,134
Property and equipment, net	1,677,809
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	620,947
Total other assets	620,947
TOTAL ASSETS	10,559,890
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	1,450,095
Other current liabilities	50,948
Total current liabilities	1,501,043
Long-term liabilities:
Notes payable - non-related parties	0	[1]
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	9,058,847
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	9,058,847
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	10,559,890
Pro Forma Adjustments - Excluded Assets
ASSETS
Cash and cash equivalents	(5,037,647)	[1]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	(80,624)	[1]
Total current assets	(5,118,271)
Property and equipment, net	(136,911)	[1]
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	(620,947)	[1]
Total other assets	(620,947)
TOTAL ASSETS	(5,876,129)
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	0
Other current liabilities	0
Total current liabilities	0
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	(5,876,129)
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	(5,876,129)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	(5,876,129)
Pro Forma Adjustments - Issuance of Equity
ASSETS
Cash and cash equivalents	4,970,603	[2]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	4,970,603
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	0
Total other assets	0
TOTAL ASSETS	4,970,603
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	0
Escrow payable	(775,000)	[2]
Accounts payable and accrued expenses	0
Other current liabilities	0
Total current liabilities	(775,000)
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	60	[2]
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	0
Capital in excess of par value	5,745,543	[2]
Accumulated deficit	0
Total stockholders' deficit	5,745,603
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	4,970,603
Pro Forma Adjustments - Debt Repayments
ASSETS
Cash and cash equivalents	(468,966)	[3]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	(468,966)
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	0
Total other assets	0
TOTAL ASSETS	(468,966)	[3]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	(468,966)
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	0
Other current liabilities	0
Total current liabilities	(468,966)
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	0
Other long-term liabilities	0
Total long-term liabilities	0
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	0
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	(468,966)
Pro Forma Adjustments - Issuance of Senior Debt
ASSETS
Cash and cash equivalents	15,945,730	[4]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	15,945,730
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	0
Intangible assets, net	0
Other assets	554,270	[4]
Total other assets	554,270
TOTAL ASSETS	16,500,000
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	0
Notes payable - related parties	(4,898,364)	[5]
Escrow payable	0
Accounts payable and accrued expenses	(432,465)	[5]
Other current liabilities	0
Total current liabilities	(5,330,829)
Long-term liabilities:
Notes payable - non-related parties	16,500,000	[4]
Discount on notes payable - non-related parties	(1,865,500)	[4]
Notes payable - related parties	5,330,829	[5]
Other long-term liabilities	1,865,500	[4]
Total long-term liabilities	21,830,829
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	0
Members' Equity	0
Capital in excess of par value	0
Accumulated deficit	0
Total stockholders' deficit	0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	16,500,000
Pro Forma Adjustments - Acquistion of NBS
ASSETS
Cash and cash equivalents	(17,750,000)	[6]
Accounts receivable, net of allowance for doubtful accounts	0
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	(17,750,000)
Property and equipment, net	0
Other assets:
Security deposits	0
Restricted cash	0
Goodwill and other intangibles	17,560,080	[7]
Intangible assets, net	0
Other assets	0
Total other assets	17,560,080
TOTAL ASSETS	(189,920)
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	428,571	[6]
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	0
Other current liabilities	1,142,798	[8]
Total current liabilities	1,571,370
Long-term liabilities:
Notes payable - non-related parties	0
Discount on notes payable - non-related parties	0
Notes payable - related parties	171,429	[6]
Other long-term liabilities	0
Total long-term liabilities	171,429
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	0
Common stock, $0.01 par value, 300,000,000 shares authorized	144,444	[6],[9]
Members' Equity	(3,182,718)
Capital in excess of par value	1,155,556	[6],[9]
Accumulated deficit	(50,000)	[9]
Total stockholders' deficit	(1,932,718)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	(189,920)
Pro Forma Adjustments - Pro Forma Combined
ASSETS
Cash and cash equivalents	3,995,534
Accounts receivable, net of allowance for doubtful accounts	3,477,907
Inventory	368,122
Prepaid expenses and other current assets	826,117
Total current assets	8,667,680
Property and equipment, net	2,322,825
Other assets:
Security deposits	437,141
Restricted cash	302,681
Goodwill and other intangibles	17,560,080
Intangible assets, net	107,474
Other assets	587,171
Total other assets	18,994,547
TOTAL ASSETS	29,985,052
LIABILITIES AND STOCKHOLDERS' DEFICIT
Notes payable - non-related parties	428,571
Notes payable - related parties	0
Escrow payable	0
Accounts payable and accrued expenses	10,181,661
Other current liabilities	1,290,091
Total current liabilities	11,900,324
Long-term liabilities:
Notes payable - non-related parties	16,500,000
Discount on notes payable - non-related parties	(1,865,500)
Notes payable - related parties	5,502,258
Other long-term liabilities	2,193,232
Total long-term liabilities	22,329,990
Stockholders' deficit:
Preferred stock, $0.01 par value, 10,000,000 shares authorized	110
Common stock, $0.01 par value, 300,000,000 shares authorized	1,808,766
Members' Equity	0
Capital in excess of par value	145,463,557
Accumulated deficit	(151,517,695)
Total stockholders' deficit	(4,245,261)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 29,985,052

[1]	Under the terms of the ISG Asset Purchase and Sale Agreement, certain property and equipment, as well as all of the prepaid commissions and affiliate receivables, as of the date of closing, are excluded from the transaction. In addition, the seller agreed that $500,000 of cash would remain with the Acquired Business.
[2]	Issuance of $6,027,750 of preferred stock and warrants in the private placement transaction, less $282,147 in transaction fees and amounts previously received and held in escrow.
[3]	Pertains to repayment of the $300,000 loan the Company received from a third party lending institution on June 22, 2012 and the outstanding debt payable to TD Bank, NA with a portion of the proceeds received from the private placement of equity securities.
[4]	Issuance of $16.5 million of senior notes, less $554,270 of transaction fees which will be amortized over the 5-year maturity period of the Notes and a $1,865,500 estimated fair value of the Warrant issued in conjunction with the Notes. The Warrant does not meet the criteria for equity classification under ASC 480 and is reflected as a derivative liability.
[5]	Refects the Intercreditor and Subordination Agreement entered into between Marvin Rose, the Lenders and the Company, under which, among other things, the maturity date of the notes payable to Mr. Rosen was extended beyond the 2017 maturity date of the Notes. Mr. Rosen also agreed that $432,465 of accrued and unpaid interest on the notes payable to him would
[6]	Reflects the $17.75 million cash paid, $0.6 million of Seller Notes and $1.25 million of Fusion stock issued in connection with the purchase price.
[7]	See excess of the purchase price over acquired assets note below
[8]	Reflects the adjustment to the Purchase Price for the excess of Business Receivables over Business Payables, as defined in the NBS Membership Interest Purchase and Sale Agreement.
[9]	Reflects the signing bonus related to the Kaufman Employment Agreement in the amount of $50,000 payable in Fusion common stock.